Financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments [Text Block]

13 Financial instruments

The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks.

Categories of financial instrument

		December 31, 2022		December 31, 2021
	Fair Value Hierarchy	Carrying value $	Fair value $	Carrying value $	Fair value $
Financial assets
Fair value through profit and loss ("FVTPL")
Cash	Level 1	24,950	24,950	9,273	9,273
Marketable securities - public	Level 1	-	-	454,219	454,219
Marketable securities - private	Level 2	1,819,800	1,819,800	-	-
Amortized cost
Other receivables	N/A	8,780	8,780	3,750	3,750
Related company loan receivable	N/A	644,990	644,990	1,833,979	1,833,979

Financial liabilities
Other financial liabilities
Accounts payable and accrued liabilities	N/A	4,855,747	4,855,747	5,536,070	5,536,070
Loan payable	N/A	718,238	718,238	647,762	647,762

Fair value

Financial instruments measured at fair value are grouped into Level 1 to 3 based on the degree to which fair value is observable:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs other than quoted prices included in Level 1

Level 3 - significant unobservable inputs

The Company did not move any instruments between levels of the fair value hierarchy during the year ended December 31, 2022 and December 31, 2021.

The fair value of the related company loan receivable is considered to approximate its carrying value as it was only re-negotiated to a two year promissory note during fiscal 2022 therefore classified as long term. The remainder fair values of all financial instruments are considered to approximate their carrying values due to their short-term nature.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rates through the interest earned on cash balances, deposits, and loans; however, management does not believe this exposure is significant.

Credit risk

The Company is exposed to credit risk through its cash, which is held in large Canadian financial institutions with high credit rating, other receivables and the loan receivable. The Company believes the credit risk is insignificant for the cash and other receivables and moderate for the loan receivable with Captiva. The Company's exposure is limited to amounts reported within the statement of financial position.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure. In order to meet its financial obligations, the Company will need to generate cash flow from the sale or otherwise disposition of property or raise additional funds. The following table summarizes the remaining contractual maturities of the Company's financial liabilities and operating commitments:

	Less than 1 year		Over 1 year	Total
Accounts payable and accrued liabilities	$4,855,747		$-	$4,855,747
Loan payables	718,238		-	718,238
Total	$5,573,985	$	- 163,137	$5,573,985

Foreign exchange risk

The Company operates in Canada and the United States and is exposed to foreign exchange risk arising from transactions denominated in foreign currencies.

The operating results and the financial position of the Company are reported in Canadian dollars. Fluctuations of the operating currencies in relation to the Canadian dollar will have an impact upon the reported results of the Company and may also affect the value of the Company's assets and liabilities.

The Company's financial assets and liabilities as at December 31, 2022 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$23,983	$967	$24,950
Other receivables	8,780	-	8,780
Related company loan receivable	644,990	-	644,990
Marketable securities	-	1,819,800	1,819,800
	677,753	1,820,767	2,498,520
Financial liabilities
Accounts payable and accrued liabilities	$(253,651)	$(4,602,096)	$(4,855,747)
Loan payable	-	(718,238)	(718,238)
Net financial liabilities	$424,102	$(3,499,567)	$(3,075,465)

The Company's financial assets and liabilities as at December 31, 2021 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$9,402	$(129)	$9,273
Other receivables	3,750	-	3,750
Marketable securities	454,219	-	454,219
Related company loan receivable	1,261,853	572,126	1,833,979
	1,729,224	571,997	2,301,221
Financial liabilities
Accounts payable and accrued liabilities	$(561,752)	$(4,974,318)	$(5,536,070)
Loan payable	(147,637)	(500,125)	(647,762)
Net financial liabilities	$1,019,835	$(4,902,446)	$(3,882,611)

The Company's reported results will be affected by changes in the US dollar to Canadian dollar exchange rate. As of December 31, 2022, a 10% appreciation of the Canadian dollar relative to the US dollar would have decreased net financial liabilities by approximately $349,957 (December 31, 2021 - $490,245). A 10% depreciation of the US Dollar relative to the Canadian dollar would have had the equal but opposite effect. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risk.